Parametric Research Affiliates Systematic Alternative Risk Premia Fund

April 30, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 99.6%

U.S. Treasury Obligations — 94.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes, 1.00%, 8/31/19(1)	$7,150	$7,115,367
U.S. Treasury Notes, 1.00%, 10/15/19	200	198,734
U.S. Treasury Notes, 1.25%, 8/31/19	400	398,344
U.S. Treasury Notes, 1.50%, 11/30/19	1,500	1,491,885
U.S. Treasury Notes, 1.625%, 7/31/19(1)	7,500	7,484,660
U.S. Treasury Notes, 1.625%, 12/31/19	5,100	5,072,109
U.S. Treasury Notes, 3.625%, 2/15/20	1,200	1,211,063

Total U.S. Treasury Obligations (identified cost $22,960,235)		$22,972,162

Other — 4.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(2)	1,195,365	$1,195,365

Total Other (identified cost $1,195,364)		$1,195,365

Total Short-Term Investments (identified cost $24,155,599)		$24,167,527

Total Investments — 99.6% (identified cost $24,155,599)		$24,167,527

Other Assets, Less Liabilities — 0.4%		$101,189

Net Assets — 100.0%		$24,268,716

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $23,866.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	10	Long	5/31/19	$720,600	$31,476
Feeder Cattle	14	Long	8/29/19	1,044,050	(45,314)
Lean Hogs	1	Long	7/15/19	36,950	(8)
Live Cattle	5	Long	6/28/19	228,500	(9,555)
LME Copper	1	Long	5/15/19	160,318	(1,853)
LME Copper	10	Long	6/19/19	1,603,875	(17,839)
LME Lead	4	Long	5/15/19	191,300	(6,636)
LME Lead	14	Long	6/19/19	672,175	(125)
LME Lead	8	Long	7/17/19	384,900	(71)
LME Nickel	3	Long	5/15/19	218,655	(14,502)
LME Nickel	8	Long	6/19/19	584,760	(38,624)
LME Primary Aluminum	17	Long	5/15/19	753,525	(42,652)
LME Primary Aluminum	1	Long	6/19/19	44,650	(9)
LME Zinc	3	Long	5/15/19	218,625	(2,933)
LME Zinc	4	Long	6/19/19	287,100	(6,411)
LME Zinc	2	Long	7/17/19	142,100	(18)
Natural Gas	23	Long	5/29/19	592,250	(32,515)
Silver	7	Long	7/29/19	524,440	(7,729)
WTI Crude Oil	9	Long	5/21/19	575,190	12,477
Cocoa	39	Short	7/16/19	(920,010)	(9,662)
Coffee	7	Short	7/19/19	(244,519)	6,796
Corn	97	Short	7/12/19	(1,758,125)	38,504
Cotton No. 2	20	Short	7/9/19	(767,800)	18,017
Gold	5	Short	8/28/19	(645,850)	(66)
Hard Red Winter Wheat	26	Short	7/12/19	(512,200)	37,296
LME Copper	1	Short	5/15/19	(160,319)	246
LME Lead	4	Short	5/15/19	(191,300)	19,159
LME Lead	14	Short	6/19/19	(672,175)	30,350
LME Nickel	3	Short	5/15/19	(218,655)	19,311
LME Nickel	1	Short	6/19/19	(73,095)	(13)
LME Primary Aluminum	17	Short	5/15/19	(753,525)	37,415
LME Primary Aluminum	19	Short	6/19/19	(848,350)	47,943
LME Zinc	3	Short	5/15/19	(218,625)	(13,006)
RBOB Gasoline	3	Short	6/28/19	(256,183)	11
Soybean	11	Short	7/12/19	(469,700)	11,556
Sugar No. 11	59	Short	6/28/19	(815,427)	23,690
Wheat	79	Short	7/12/19	(1,693,562)	96,035

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
Amsterdam Exchange Index	5	Long	5/17/19	$638,520	$7,757
CAC 40 Index	43	Long	5/17/19	2,677,911	39,055
FTSE 100 Index	26	Long	6/21/19	2,502,270	93,879
FTSE MIB Index	38	Long	6/21/19	4,575,218	176,537
Hang Seng Index	14	Long	5/30/19	2,634,179	2,662
IBEX 35 Index	23	Long	5/17/19	2,469,158	32,424
OMX Stockholm 30 Index	151	Long	5/17/19	2,656,248	58,028
E-mini S&P 500 Index	25	Short	6/21/19	(3,685,625)	(242,180)
Nikkei 225 Index	18	Short	6/13/19	(3,615,896)	(101,551)
S&P/TSX 60 Index	23	Short	6/20/19	(3,410,943)	(144,109)
SPI 200 Index	12	Short	6/20/19	(1,334,496)	(28,424)
Foreign Currency Futures
Australian Dollar	98	Long	6/17/19	6,916,840	(33,254)
New Zealand Dollar	50	Long	6/17/19	3,341,500	(78,600)
Norwegian Krone	13	Long	6/17/19	3,019,900	(14,254)
Swedish Krona	12	Long	6/17/19	2,538,960	(53,835)
British Pound Sterling	6	Short	6/17/19	(490,088)	7,784
Canadian Dollar	14	Short	6/18/19	(1,046,570)	5,375
Euro	36	Short	6/17/19	(5,069,925)	48,192
Japanese Yen	79	Short	6/17/19	(8,896,882)	49,743
Swiss Franc	72	Short	6/17/19	(8,874,000)	154,964
Interest Rate Futures
Australia 10-Year Bond	19	Long	6/17/19	1,852,129	23,266
Canada 10-Year Bond	18	Long	6/19/19	1,856,565	(11,361)
Euro-BTP	77	Long	6/6/19	11,266,949	215,583
Euro-Bund	10	Long	6/6/19	1,854,118	(10,392)
Euro-OAT	37	Long	6/6/19	6,722,874	130,822
U.S. 10-Year Treasury Note	15	Long	6/19/19	1,855,078	14,955
Japan 10-Year Bond	6	Short	6/13/19	(8,226,402)	(16,261)
Long Gilt	18	Short	6/26/19	(2,988,456)	1,738

					$509,284

Abbreviations:

LME	-	London Metal Exchange

RBOB	-	Reformulated Blendstock for Oxygenate Blending

WTI	-	West Texas Intermediate

Australia 10-Year Bond: Australian Commonwealth Government Treasury Bonds having a term to maturity of 10 years.

Canada 10-Year Bond: Government of Canada Bonds with a remaining term to maturity of 8 to 10.5 years.

CAC 40 Index: Cotation Assistée en Continu composed of the 40 largest companies listed on the Euronext Paris.

Euro-BTP: Italian government bonds with a remaining term of between 8.5 and 11 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-OAT: Long-term debt securities issued by the French Republic with a remaining term to maturity of 8.5 to 10.5 years.

FTSE MIB Index: Benchmark stock market index for the Italian national stock exchange, consisting of the 40 most traded stock classes on the exchange.

FTSE 100 Index: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

IBEX 35 Index: Capitalization-weighted index comprising the 35 most-liquid Spanish stocks traded in the Continuous Market.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Long Gilt: U.K. Gilts with a remaining term to maturity of 8 years and 9 months to 13 years.

Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

OMX Stockholm 30 Index: Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

S&P/TSX 60 Index: Stock market index of 60 large companies listed on the Toronto Stock Exchange.

SPI 200: Benchmark equity index futures contract in Australia based on the S&P/ASX 200 Index.

Basis for Consolidation

The Fund seeks to gain exposure to commodities, in whole or in part, through investments in SARP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same investment objective and principal investment strategies as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary, which invests primarily in commodity-related investments, and may also invest in other instruments in which the Fund is permitted to invest. The net assets of the Subsidiary at April 30, 2019 were $1,512,428 or 6.2% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund seeks to provide exposure to “risk premia” by taking long and short positions using derivative instruments to gain market exposure across four asset classes: equities, fixed income, commodities and currencies. Risk premia are the returns assets are expected to generate in excess of the return of a risk-free investment as compensation for taking risk.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts	$430,282	$(249,541)

Total		$430,282	$(249,541)

Equity Price	Futures contracts	$410,342	$(516,264)

Total		$410,342	$(516,264)

Foreign Exchange	Futures contracts	$266,058	$(179,943)

Total		$266,058	$(179,943)

Interest Rate	Futures contracts	$386,364	$(38,014)

Total		$386,364	$(38,014)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Obligations	$—	$22,972,162	$—	$22,972,162
Other	—	1,195,365	—	1,195,365
Total Investments	$—	$24,167,527	$—	$24,167,527
Futures Contracts	$1,082,704	$410,342	$—	$1,493,046
Total	$1,082,704	$24,577,869	$—	$25,660,573

Liability Description
Futures Contracts	$(853,787)	$(129,975)	$—	$(983,762)
Total	$(853,787)	$(129,975)	$—	$(983,762)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.